29) Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets Details 1Abstract
Financial assets	[1],[2]	R$ 52,416,117	R$ 56,101,781
Foreign exchange transactions	[3]	25,754,975	30,952,382
Debtors for guarantee deposits	[4]	18,489,500	18,695,102
Securities trading		6,111,610	4,659,791
Trade and credit receivables		759,677	164,467
Receivables		1,300,355	1,630,039
Other assets		8,475,829	7,441,888
Deferred acquisition cost (insurance) - Note 34e		1,020,567	983,999	R$ 925,884
Other debtors		3,475,850	3,218,639
Prepaid expenses		1,019,578	847,197
Interbank and interdepartmental accounts		444,023	467,540
Other	[5]	2,515,811	1,924,513
Total		R$ 60,891,946	R$ 63,543,669

[1]	Financial assets are recorded at amortized cost;
[2]	In 2020, there were no losses for impairment of other financial assets;
[3]	Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institutions domestic currency, resulting from exchange sale operations;
[4]	It refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
[5]	It includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed;